Reverse Acquisition and Subsequent Sale of Entertainment (Schedule of fair value of assets and liabilities) (Details) - USD ($)	Sep. 30, 2019	Jun. 30, 2019
Assets
Goodwill	$ 1,634,507	$ 834,220
FLCR [Member]
Assets
Cash	22,205
Property and equipment	4,209,995
Other	20,716
Other assets	1,511,844
Goodwill	892,312
Total Assets	6,657,072
Liabilities
Accounts payable	208,763
Long-term debt	4,593,851
Short-term debt	799,534
Accrued interest	78,948
Other	83,664
Total Liabilities	5,764,760
Net Assets	892,312
Consideration	58,092
Fair value of noncontrolling interests	834,220
Total Recongnized Identifiable Assets Acquired	$ 892,312